Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241136 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	AMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$167	1.70%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at NAV(1)	(3.44)%	6.43%	2.45%
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP(2),(3)	(8.75)%	5.24%	1.88%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.32%
SG Trend Index	2.74%	7.77%	3.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,890,534,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,060,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23

C000241137 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	ASFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$240	2.45%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class C/ASFCX) at NAV(1)and with CDSC(2)	(4.13)%	5.65%	1.68%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.32%
SG Trend Index	2.74%	7.77%	3.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,890,534,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,060,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23

C000241138 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	ASFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$143	1.45%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class I/ASFYX) at NAV(1)	(3.11)%	6.72%	2.71%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.32%
SG Trend Index	2.74%	7.77%	3.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,890,534,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,060,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23

C000241135 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	AMFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$131	1.33%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (May 1, 2017). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus AlphaSimplex Managed Futures Strategy Fund (Class R6/AMFNX) at NAV(1)	(3.00)%	6.84%	4.62%
FT Wilshire 5000 Index	23.76%	14.10%	13.90%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.46%
SG Trend Index	2.74%	7.77%	5.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,890,534,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,060,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23

C000241134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class A
Trading Symbol	GAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$156	1.49%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at NAV(1)	9.49%	2.08%	1.65%
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP(2),(3)	3.47%	0.93%	1.08%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 122,201,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 1,108,000
Investment Company Portfolio Turnover	512.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000241131 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class C
Trading Symbol	GAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class C / GAFCX	$234	2.24%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class C/GAFCX) at NAV(1)and with CDSC(2)	8.66%	1.30%	0.89%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 122,201,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 1,108,000
Investment Company Portfolio Turnover	512.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000241132 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class I
Trading Symbol	GAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class I/GAFYX) at NAV(1)	9.67%	2.34%	1.91%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 122,201,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 1,108,000
Investment Company Portfolio Turnover	512.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000241133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class R6
Trading Symbol	GAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class R6/GAFNX) at NAV(1)	9.78%	2.40%	1.95%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 122,201,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 1,108,000
Investment Company Portfolio Turnover	512.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.